DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 124	$ (33)	$ 179
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 124	$ (33)	$ 179